Long-term Investments, Net (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Long-term Investments [Abstract]
Investment gain of alternative measure method investments	¥ 0		¥ 0	¥ 34,200,000
Carrying value of equity investments without readily determinable fair value	1,791,393,000		666,025,000	793,149,000
Impairment charges for long-term investments	8,000,000.0	$ 1,226	5,900,000	46,375,000
Investment income (loss) related to short-term investments	50,500,000		24,200,000	0
Fair value change on financial products with original maturities greater than one year	¥ 24,900,000		¥ 13,200,000	¥ (2,900,000)